Leases - Other (Details)	12 Months Ended
	Dec. 31, 2022	Mar. 31, 2023
Leases
Option to extend	true
Option to terminate	true
Termination term (in years)	1 year	1 year
Minimum
Leases
Remaining non-cancelable lease term (in years)	1 year	1 year
Maximum
Leases
Remaining non-cancelable lease term (in years)	7 years	7 years